Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information
Assets	$ 21,342	$ 20,708
Liabilities	4,752	4,014
Revenue	13,265	15,383	$ 17,940
Operating income / (loss)	(236)	386	(249)
Depreciation	12	14	15
Capital expenditures, gross	7	5	5
Trading and Manufacturing
Segment information
Assets	6,548	6,668
Liabilities	2,217	2,155
Revenue	7,384	9,549	12,143
Operating income / (loss)	(112)	278	377
Depreciation	9	11	11
Capital expenditures, gross	3	3	3
Engineering
Segment information
Assets	14,794	14,040
Liabilities	2,535	1,859
Revenue	5,881	5,834	5,797
Operating income / (loss)	48	273	(438)
Depreciation	3	3	4
Capital expenditures, gross	4	2	2
Unallocated Corporate Expenses
Operating income / (loss)	$ (172)	$ (165)	$ (188)